Significant Accounting Policies - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue [Line Items]
Total revenues	$ 1,138,052	$ 1,740,907	$ 1,928,497
Advanced TCMP [Member]
Schedule of Revenue [Line Items]
Total revenues	49,516	258,416
Regular TCMP [Member]
Schedule of Revenue [Line Items]
Total revenues	1,081,400	1,442,466
Others [Member]
Schedule of Revenue [Line Items]
Total revenues	$ 7,136	$ 40,025